Subsequent events (Detail Textuals) € in Millions, R$ in Millions	Mar. 14, 2018 USD ($)	Mar. 14, 2018 BRL (R$)	Mar. 08, 2018 USD ($)	Feb. 08, 2018 USD ($)	Feb. 07, 2018 USD ($)	Jan. 08, 2018 USD ($)	Mar. 14, 2018 BRL (R$)	Jan. 08, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2015 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount of notes issued									$ 1,486,445,000	$ 1,107,241,000	$ 1,087,566,000	$ 765,184,000
Indebtedness | Banco Santander Bridge and Citibank
Disclosure of non-adjusting events after reporting period [line items]
Repaid outstanding amount of Debt	$ 106,600,000	R$ 348
Guarantee deposit released	92,900,000
Indebtedness | Secured notes due 2024 (the "Italian Notes") | DICASA Spain S.A.
Disclosure of non-adjusting events after reporting period [line items]
Notes pledged by percentage of share capital						100.00%
Indebtedness | Secured notes due 2024 (the "Italian Notes") | CAI S.A.
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount of notes issued						$ 71,800,000		€ 60
Percentage of interest rate on secured notes						4.556%		4.556%
Maturity date of Notes						December 31, 2024
Notes pledged by percentage of share capital						100.00%
Indebtedness | Secured Notes 6.250 Percent Due 2019 | CAI S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest rate on secured notes						6.25%		6.25%
Indebtedness | Goldman Sachs
Disclosure of non-adjusting events after reporting period [line items]
Repaid outstanding amount of Debt					$ 126,690,800
Indebtedness | Converse Bank
Disclosure of non-adjusting events after reporting period [line items]
Repaid outstanding amount of Debt				$ 126,690,800
Indebtedness | Orotun S A And Julius Baer Co Ltd
Disclosure of non-adjusting events after reporting period [line items]
Repaid outstanding amount of Debt			$ 126,690,800
Indebtedness | Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With BNDES
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount of notes issued	$ 91,900,000						R$ 300
Percentage of interest due allowed for capitalization	50.00%	50.00%
Interest Capitalization period for interest due	2 years	2 years